Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

November 30, 2011

Dates Covered
Collections Period	10/21/11 - 11/30/11
Interest Accrual Period	11/09/11 - 12/14/11
30/360 Days	36
Actual/360 Days	36
Distribution Date	12/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	724,280,029.77	40,924
Original Yield Supplement Overcollateralization Amount	22,798,750.89	0

Aggregate Starting Principal Balance	747,078,780.66	40,924
Principal Payments	27,555,000.43	659
Defaulted Receivables	30,460.22	1
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/11	21,684,051.88	0

Pool Balance at 11/30/11	697,809,268.13	40,264

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924
Delinquent Receivables:
Past Due 31-60 days	5,495,758.64	517
Past Due 61-90 days	493,889.02	48
Past Due 91 + days	0.00	0

Total	5,989,647.66	565

Total 31+ Delinquent as % Ending Pool Balance	0.86%
Recoveries	24,198.32
Aggregate Net Losses—November 2011	6,261.90
Overcollateralization Target Amount	36,634,986.58
Actual Overcollateralization	22,795,406.44
Weighted Average APR	4.46%
Weighted Average APR, Yield Adjusted	5.87%
Weighted Average Remaining Term	58.20

Flow of Funds	$ Amount
Collections	31,063,478.63
Advances	55,339.66
Investment Earnings on Cash Accounts	2,135.00
Servicing Fee	(830,087.53)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	30,290,865.76

Distributions of Available Funds
(1) Class A Interest	542,725.31
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	38,002.14
(4) Second Priority Principal Distributable Amount	6,914,731.87
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	22,795,406.44
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	30,290,865.76

Servicing Fee	830,087.53
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Original Note Balance	704,724,000.00
Principal Paid	29,710,138.31
Note Balance @ 12/15/11	675,013,861.69

Class A-1
Original Note Balance	158,000,000.00
Principal Paid	29,710,138.31
Note Balance @ 12/15/11	128,289,861.69
Note Factor @ 12/15/11	81.1961150%

Class A-2
Original Note Balance	197,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/11	197,000,000.00
Note Factor @ 12/15/11	100.0000000%

Class A-3
Original Note Balance	243,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/11	243,000,000.00
Note Factor @ 12/15/11	100.0000000%

Class A-4
Original Note Balance	87,531,000.00
Principal Paid	0.00
Note Balance @ 12/15/11	87,531,000.00
Note Factor @ 12/15/11	100.0000000%

Class B
Original Note Balance	19,193,000.00
Principal Paid	0.00
Note Balance @ 12/15/11	19,193,000.00
Note Factor @ 12/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	580,727.45
Total Principal Paid	29,710,138.31

Total Paid	30,290,865.76

Class A-1
Coupon	0.41126%
Interest Paid	64,979.08
Principal Paid	29,710,138.31

Total Paid to A-1 Holders	29,775,117.39

Class A-2
Coupon	0.65000%
Interest Paid	128,050.00
Principal Paid	0.00

Total Paid to A-2 Holders	128,050.00

Class A-3
Coupon	0.96000%
Interest Paid	233,280.00
Principal Paid	0.00

Total Paid to A-3 Holders	233,280.00

Class A-4
Coupon	1.33000%
Interest Paid	116,416.23
Principal Paid	0.00

Total Paid to A-4 Holders	116,416.23

Class B
Coupon	1.98000%
Interest Paid	38,002.14
Principal Paid	0.00

Total Paid to B Holders	38,002.14

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8240495
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	42.1585448

Total Distribution Amount	42.9825943

A-1 Interest Distribution Amount	0.4112600
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	188.0388501

Total A-1 Distribution Amount	188.4501101

A-2 Interest Distribution Amount	0.6500000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.6500000

A-3 Interest Distribution Amount	0.9600000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9600000

A-4 Interest Distribution Amount	1.3300000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.3300000

B Interest Distribution Amount	1.9800000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9800000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	232.74
Noteholders’ Principal Distributable Amount	767.26

Account Balances	$ Amount

Advances
Balance as of 11/09/11	0.00
Balance as of 11/30/11	55,339.66
Change	55,339.66

Reserve Account
Balance as of 11/09/11	1,810,700.07
Investment Earnings	163.71
Investment Earnings Paid	(163.71)
Deposit/(Withdrawal)	—
Balance as of 12/15/11	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07